Use of Judgments and Estimates (Details) - Schedule of sensitivity analysis was performed considering increase/decrease corporation’s gross margins - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Sensitivity Analysis Was Performed Considering Increase Decrease Corporation SGross Margins Abstract
Revenues	S/ 2,451,067	S/ 2,467,477	S/ 1,854,819
Gross profit	S/ (14,212)	S/ 93,995	S/ 62,100
%	0.58%	3.81%	3.35%
Plus 10%	0.64%	4.19%	3.69%
Increase in profit before income tax	S/ (1,475)	S/ 9,392	S/ 6,343
Total	S/ (15,687)	S/ 103,387	S/ 68,443
Less 10%	0.52%	3.43%	3.02%
Decrease in profit before income tax	S/ 1,475	S/ (9,392)	S/ (6,343)
Total sensitivity analysis	S/ (12,737)	S/ 84,603	S/ 55,757